Equity-Accounted Investees - Joint Arrangement (Details) € in Thousands	1 Months Ended							4 Months Ended	6 Months Ended	12 Months Ended		24 Months Ended
	Feb. 28, 2025 Center	Jan. 31, 2025 Center	Jul. 31, 2024 Center	Apr. 30, 2024 Center	Jul. 31, 2021	Jul. 31, 2021 Center	Jul. 31, 2021 USD ($)	Jul. 31, 2024 Center	Dec. 31, 2023 EUR (€) Center	Dec. 31, 2024 EUR (€) Center	Dec. 31, 2023 EUR (€) Center	Jun. 30, 2023 EUR (€)	Jul. 31, 2021 Center	Jul. 31, 2021 USD ($)	Jul. 31, 2021 EUR (€)
Acquisition of plasma centers from ImmunoTek GH, LLC.
Equity Accounted Investees
Number of plasma centers acquired								14
Biotek America LLC
Equity Accounted Investees
Number of plasma centers acquired as of end of period										14
Number of plasma centers to be opened					28	28	28						28
Proportion of ownership interest in joint operation					75.00%					75.00%
ImmunoTek Bio Centers, LLC
Equity Accounted Investees
Number of plasma centers to be opened									28	14	28		28
Number of plasma centers acquired			7	7
Agreed consideration for each center three years after opening														$ 550,000,000	€ 500,000
Number of plasma centers to be acquired by entity						28	28,000,000			14
Advances paid per center | $														5,000,000
Management fee | €									€ 14,769	€ 27,968		€ 7,534
Total advances paid for centers														140,000,000	€ 126,697
Number of plasma center lease agreements for which entity acts as guarantor					5	5	5
Plasma center leasing agreements, amounts guaranteed by entity | $														$ 50
ImmunoTek Bio Centers, LLC | Forecast
Equity Accounted Investees
Number of plasma centers acquired	6	8
Biotek America LLC
Equity Accounted Investees
Purchase of plasma | €										€ 235,533	€ 233,706
ImmunoTek GH LLC | Biotek America LLC
Equity Accounted Investees
Proportion of ownership interest in joint operation					25.00%					25.00%